RISK AND CAPITAL MANAGEMENT: FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Working capital	$ 31,562	$ (11,270)
Purchase fair value through other comprehensive income investments	$ 1,912	$ 1,289
Market Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Potential change in market prices	10.00%
Value at risk	$ 1,036
Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Potential change in market prices	10.00%
Value at risk	$ 2,403